Cash Distributions and Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2019
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Schedule Of Incentive Distributions Made To General Partners Or Unitholders By Distribution
		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	2%
First Target Distribution	up to $6.0375	98%	2%
Second Target Distribution	above $6.0375 up to $6.5625	85%	15%
Third Target Distribution	above $6.5625 up to $7.875	75%	25%
Thereafter	above $7.875	50%	50%

Schedule Of Earnings Per Unit, Basic And Diluted
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net loss	$(62,134)	$(13,081)	$(15,090)
Loss attributable to:
Common unitholders	$(60,899)	$(12,819)	$(14,788)
Weighted average units outstanding (basic and diluted)
Common unitholders	10,830,959	10,823,591	8,840,689
Loss per unit (basic and diluted):
Common unitholders	$(5.62)	$(1.18)	$(1.67)
Earnings per unit - distributed (basic and diluted):
Common unitholders	$1.22	$1.24	$—
Loss per unit - undistributed (basic and diluted):
Common unitholders	$(6.84)	$(2.43)	$(1.67)